SEAFARER OVERSEAS GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2020 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (90.1%)
Brazil (5.0%)
Odontoprev SA	BRL	8,250,000	$33,846,845
Qualicorp Consultoria e Corretora de Seguros SA	BRL	4,500,000	43,459,581

Total Brazil			77,306,426

China / Hong Kong (28.7%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	USD	360,000	74,372,400
China Foods, Ltd.	HKD	82,000,000	30,802,790
China Resources Beer Holdings Co., Ltd.	HKD	3,900,000	18,044,275
China Yangtze Power Co., Ltd., Class A	CNY	18,650,000	42,224,892
First Pacific Co., Ltd.	HKD	88,000,000	27,621,333
Greatview Aseptic Packaging Co., Ltd.	HKD	44,757,000	17,864,535
Hang Lung Properties, Ltd.	HKD	10,000,000	20,889,276
Jiangsu Hengrui Medicine Co., Ltd., Class A	CNY	1,750,000	20,368,687
Pacific Basin Shipping, Ltd.	HKD	120,000,000	21,523,920
Pico Far East Holdings, Ltd.	HKD	52,296,000	14,146,712
Shangri-La Asia, Ltd.	HKD	31,000,000	28,574,990
Shenzhou International Group Holdings, Ltd.	HKD	2,125,000	28,092,123
Techtronic Industries Co., Ltd.	HKD	3,350,000	26,729,966
Texwinca Holdings, Ltd.	HKD	44,818,000	9,477,842
WH Group, Ltd.	HKD	29,600,000	27,856,605
Xinhua Winshare Publishing and Media Co., Ltd., Class H	HKD	30,000,000	20,665,298
Xtep International Holdings, Ltd.	HKD	23,759,500	10,756,425

Total China / Hong Kong			440,012,069

Czech Republic (1.7%)
Moneta Money Bank AS	CZK	7,300,000	26,655,428

Total Czech Republic			26,655,428

Hungary (3.5%)
Richter Gedeon Nyrt	HUF	2,470,000	53,102,250

Total Hungary			53,102,250

India (2.4%)
Infosys, Ltd., Sponsored ADR	USD	3,375,000	36,990,000

Total India			36,990,000

Indonesia (1.7%)
Bank Rakyat Indonesia Persero Tbk PT	IDR	80,000,000	26,008,400

Total Indonesia			26,008,400

	Currency	Shares	Value
Malaysia (0.6%)
Inari Amertron Bhd	MYR	19,999,800	$8,455,294

Total Malaysia			8,455,294

Mexico (3.2%)
Bolsa Mexicana de Valores SAB de CV	MXN	14,000,000	32,592,946
Credito Real SAB de CV SOFOM ER	MXN	13,290,238	16,810,176

Total Mexico			49,403,122

Philippines (1.2%)
Ayala Corp.	PHP	1,250,000	17,800,667

Total Philippines			17,800,667

Qatar (1.6%)
Qatar Gas Transport Co., Ltd.	QAR	37,613,950	24,512,539

Total Qatar			24,512,539

Singapore (6.8%)
Venture Corp., Ltd.	SGD	6,000,000	70,850,753
Wilmar International, Ltd.	SGD	11,500,000	32,747,342

Total Singapore			103,598,095

South Africa (3.2%)
Sanlam, Ltd.	ZAR	10,000,000	48,965,768

Total South Africa			48,965,768

South Korea (20.0%)
Hyundai Mobis Co., Ltd.	KRW	295,000	56,410,972
Innocean Worldwide, Inc.	KRW	261,904	15,520,070
Koh Young Technology, Inc.	KRW	447,595	34,139,447
NAVER Corp.	KRW	390,000	58,160,161
Orion Corp.	KRW	587,500	50,180,031
Samsung SDI Co., Ltd.	KRW	210,000	47,804,042
Sindoh Co., Ltd.	KRW	376,630	10,694,423
Woongjin Coway Co., Ltd.	KRW	450,000	33,150,145

Total South Korea			306,059,291

Taiwan (6.0%)
Bizlink Holding, Inc.	TWD	3,350,000	24,473,123
Taiwan Semiconductor Manufacturing Co., Ltd.	TWD	3,525,000	36,357,595
Voltronic Power Technology Corp.	TWD	1,275,000	30,619,392

Total Taiwan			91,450,110

	Currency	Shares	Value
Thailand (1.3%)
Bangkok Dusit Medical Services PCL, Class F	THB	25,000,000	$19,879,892

Total Thailand			19,879,892

United Arab Emirates (1.5%)
National Central Cooling Co. PJSC	AED	41,732,307	22,269,047

Total United Arab Emirates			22,269,047

Vietnam (1.7%)
Bao Viet Holdings	VND	3,600,000	9,051,432
PetroVietnam Gas JSC	VND	4,760,660	17,521,862

Total Vietnam			26,573,294

TOTAL COMMON STOCKS
(Cost $1,350,894,709)			1,379,041,692

PREFERRED STOCKS (4.9%)
South Korea (4.9%)
Samsung Electronics Co., Ltd.	KRW	1,900,000	74,272,482

Total South Korea			74,272,482

TOTAL PREFERRED STOCKS
(Cost $44,776,870)			74,272,482

	Currency	Rate	Maturity Date	Principal Amount	Value
GOVERNMENT BOND, SHORT-TERM - USD AND FOREIGN CURRENCY (2.2%)
Colombia (0.3%)
Colombia Government International Bond	USD	11.75%	02/25/20	5,000,000	5,035,050

Total Colombia					5,035,050

Hungary (0.4%)
Hungary Government International Bond	USD	6.375%	03/29/21	5,000,000	5,270,080

Total Hungary					5,270,080

India (0.3%)
Export-Import Bank of India	USD	2.75%	08/12/20	5,000,000	5,015,532

Total India					5,015,532

	Currency	Rate	Maturity Date	Principal Amount	Value
Lithuania (0.3%)
Lithuania Government International Bond, Series REGS	USD	7.38%	02/11/20	5,000,000	$5,008,180

Total Lithuania					5,008,180

Philippines (0.3%)
Philippine Government International Bond	USD	4.00%	01/15/21	5,000,000	5,101,402

Total Philippines					5,101,402

South Korea (0.6%)
Korea Development Bank	USD	2.25%	05/18/20	5,000,000	5,004,511
Korea Development Bank(b)	USD	3M US L + 6.75%	09/19/20	4,000,000	4,009,544

Total South Korea					9,014,055

TOTAL GOVERNMENT BOND, SHORT-TERM - USD AND FOREIGN CURRENCY
(Cost $34,404,162)					34,444,299

TOTAL INVESTMENTS
(Cost $1,430,075,741) (97.2%)					$1,487,758,473

Cash and Other Assets, Less Liabilities (2.8%)					42,827,186
NET ASSETS (100.0%)					$1,530,585,659

Principal Amount is stated in local currency unless otherwise noted.

(a)	Non-income producing security.
(b)	Floating or variable rate security. The reference rate is the London Interbank Offered Rate (LIBOR). The rate in effect is based on the reference rate plus the displayed spread as of the security's last reset date. The 3 Month LIBOR (3M US L) as of January 31, 2020 was 1.75%.

Currency Abbreviations
AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CNY	-	China Yuan
CZK	-	Czech Koruna
HKD	-	Hong Kong Dollar
HUF	-	Hungary Forint
IDR	-	Indonesia Rupiah
KRW	-	South Korea Won
MXN	-	Mexico Peso
MYR	-	Malaysia Ringgit
PHP	-	Philippine Peso
QAR	-	Qatar Riyal
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong
ZAR	-	South Africa Rand

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

SEAFARER OVERSEAS VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2020 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (91.9%)
Brazil (4.8%)
Qualicorp Consultoria e Corretora de Seguros SA	BRL	191,000	$1,844,618

Total Brazil			1,844,618

China / Hong Kong (37.0%)
AMVIG Holdings, Ltd.	HKD	3,754,000	894,201
China Foods, Ltd.	HKD	3,750,000	1,408,664
China Resources Beer Holdings Co., Ltd.	HKD	224,000	1,036,389
China Yangtze Power Co., Ltd., Class A	CNY	301,990	683,726
First Pacific Co., Ltd.	HKD	4,590,000	1,440,704
Giordano International, Ltd.	HKD	3,700,000	945,719
Greatview Aseptic Packaging Co., Ltd.	HKD	1,620,000	646,615
Hang Lung Properties, Ltd.	HKD	367,000	766,636
Melco International Development, Ltd.	HKD	499,000	1,077,671
Pacific Basin Shipping, Ltd.	HKD	4,600,000	825,084
Pico Far East Holdings, Ltd.	HKD	538,000	145,536
Shangri-La Asia, Ltd.	HKD	1,680,000	1,548,580
Texwinca Holdings, Ltd.	HKD	1,210,000	255,884
WH Group, Ltd.	HKD	1,798,000	1,692,101
Xtep International Holdings, Ltd.	HKD	1,527,500	691,531

Total China / Hong Kong			14,059,041

Czech Republic (7.6%)
Moneta Money Bank AS	CZK	368,000	1,343,726
Philip Morris CR AS	CZK	2,300	1,559,701

Total Czech Republic			2,903,427

Georgia (3.6%)
Georgia Capital PLC(a)	GBP	129,000	1,369,568

Total Georgia			1,369,568

Mexico (2.6%)
Credito Real SAB de CV SOFOM ER	MXN	789,609	998,738

Total Mexico			998,738

Philippines (1.6%)
Del Monte Pacific, Ltd.	SGD	5,700,000	618,203

Total Philippines			618,203

	Currency	Shares	Value
Qatar (4.1%)
Qatar Gas Transport Co., Ltd.	QAR	2,370,000	$1,544,499

Total Qatar			1,544,499

Russia (4.6%)
Cherkizovo Group PJSC	RUB	30,000	911,203
Global Ports Investments PLC, GDR(a)	USD	231,196	841,553

Total Russia			1,752,756

Singapore (10.2%)
Genting Singapore, Ltd.	SGD	1,500,000	938,760
HRnetgroup, Ltd.	SGD	3,200,000	1,360,106
Wilmar International, Ltd.	SGD	560,000	1,594,652

Total Singapore			3,893,518

South Korea (6.9%)
Innocean Worldwide, Inc.	KRW	11,096	657,534
Samsung SDI Co., Ltd.	KRW	8,600	1,957,689

Total South Korea			2,615,223

United Arab Emirates (4.3%)
National Central Cooling Co. PJSC	AED	3,078,393	1,642,681

Total United Arab Emirates			1,642,681

Vietnam (4.6%)
Petrovietnam Fertilizer & Chemicals JSC	VND	1,718,000	855,336
PetroVietnam Technical Services Corp.	VND	1,263,780	877,538

Total Vietnam			1,732,874

TOTAL COMMON STOCKS
(Cost $35,554,762)			34,975,146

TOTAL INVESTMENTS
(Cost $35,554,762) (91.9%)			$34,975,146

Cash and Other Assets, Less Liabilities (8.1%)			3,095,617
NET ASSETS (100.0%)			$38,070,763

(a)	Non-income producing security.

Currency Abbreviations
AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CNY	-	China Yuan
CZK	-	Czech Koruna
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
KRW	-	South Korea Won
MXN	-	Mexico Peso
QAR	-	Qatar Riyal
RUB	-	Russia Ruble
SGD	-	Singapore Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Seafarer Funds	Notes to Quarterly Portfolio of Investments
January 31, 2020 (Unaudited)

1. Organization

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (individually a “Fund” and collectively, the “Funds”). The Seafarer Overseas Growth and Income Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns as a secondary objective. The Seafarer Overseas Value Fund seeks to provide long-term capital appreciation. The Funds each offer Investor Class and Institutional Class shares.

2. Significant Accounting Policies

The accompanying Portfolio of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the Portfolio of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Portfolio of Investments.

Investment Valuation

Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and exchange traded funds, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”). Each Fund uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Corporate bonds and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded foreign government debt securities and foreign corporate bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Seafarer Funds	Notes to Quarterly Portfolio of Investments
January 31, 2020 (Unaudited)

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Trust’s Valuation Committee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Certain foreign countries impose a tax on capital gains which is accrued by each Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Seafarer Funds	Notes to Quarterly Portfolio of Investments
January 31, 2020 (Unaudited)

The following is a summary of the inputs used to value each Fund as of January 31, 2020:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Growth and Income Fund
Common Stocks
Brazil	$77,306,426	$–	$–	$77,306,426
China / Hong Kong	92,236,935	347,775,134	–	440,012,069
Czech Republic	–	26,655,428	–	26,655,428
Hungary	53,102,250	–	–	53,102,250
India	36,990,000	–	–	36,990,000
Indonesia	–	26,008,400	–	26,008,400
Malaysia	–	8,455,294	–	8,455,294
Mexico	49,403,122	–	–	49,403,122
Philippines	–	17,800,667	–	17,800,667
Qatar	–	24,512,539	–	24,512,539
Singapore	–	103,598,095	–	103,598,095
South Africa	–	48,965,768	–	48,965,768
South Korea	33,150,145	272,909,146	–	306,059,291
Taiwan	–	91,450,110	–	91,450,110
Thailand	–	19,879,892	–	19,879,892
United Arab Emirates	22,269,047	–	–	22,269,047
Vietnam	–	26,573,294	–	26,573,294
Preferred Stocks	–	74,272,482	–	74,272,482
Government Bond, Short-term - USD and Foreign Currency	–	34,444,299	–	34,444,299
Total	$364,457,925	$1,123,300,548	$–	$1,487,758,473

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Value Fund
Common Stocks
Brazil	$1,844,618	$–	$–	$1,844,618
China / Hong Kong	1,540,816	12,518,225	–	14,059,041
Czech Republic	–	2,903,427	–	2,903,427
Georgia	1,369,568	–	–	1,369,568
Mexico	998,738	–	–	998,738
Philippines	618,203	–	–	618,203
Qatar	–	1,544,499	–	1,544,499
Russia	1,752,756	–	–	1,752,756
Singapore	1,360,106	2,533,412	–	3,893,518
South Korea	–	2,615,223	–	2,615,223
United Arab Emirates	1,642,681	–	–	1,642,681
Vietnam	–	1,732,874	–	1,732,874
Total	$11,127,486	$23,847,660	$–	$34,975,146

(a)	For detailed descriptions of securities by country, see the accompanying Portfolio of Investments.

For the nine months ended January 31, 2020, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Seafarer Funds	Notes to Quarterly Portfolio of Investments
January 31, 2020 (Unaudited)

Investment Transactions and Investment Income

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities

The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts

Each Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of a contract is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.